EMPLOYEE BENEFITS (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of net defined benefit liability (asset) [line items]
Changes in actuarial assumptions from changes in demographic assumptions.	$ 100,232	$ 33.6		$ 41,228	$ (6,162)
Post-Employment benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at the end of the year	604,110			509,022	436,696
Balance at the beginning of the year	509,022			436,696	442,258
Service costs	4,425			3,006	2,158
Interests cost	51,027			69,348	31,338
Gain on settlements	252			0	0
Past Service Costs	0			0	2,712
Net defined benefit liability asset After Adjustment	564,726			509,050	478,466
Changes in actuarial assumptions from changes in demographic assumptions.	(8,863)			(1,232)	7,171
Changes in actuarial assumptions from changes in financial assumptions.	109,095			42,460	(1,009)
Gain (loss) on remeasurement, net defined benefit liability (asset)	100,232			41,228	6,162
Exchange differences	(982)			6,083	(27)
Payments to employees	(59,866)			(47,337)	(47,905)
Long-term Benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at the end of the year	229,770			191,112	206,971
Balance at the beginning of the year	191,112			206,971	188,522
Service costs	18,201			19,243	16,745
Interests cost	8,928			(20,274)	11,975
Gain on settlements	(112)			0	0
Past Service Costs	0			0	2,711
Net defined benefit liability asset After Adjustment	218,129			205,940	219,953
Changes in actuarial assumptions from changes in demographic assumptions.	(1,432)			(6,456)	(2,162)
Changes in actuarial assumptions from changes in financial assumptions.	43,870			18,845	7,515
Gain (loss) on remeasurement, net defined benefit liability (asset)	42,438			12,389	5,353
Exchange differences	0			0	8,236
Payments to employees	$ (30,797)			$ (27,217)	$ (26,571)

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.